Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Contrafund℠ Portfolio
March 31, 2025
VIPCON-NPRT1-0525
1.799865.121
Common Stocks - 95.8%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	3,117	403
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (c)(d)	9,774	12,666,909
TOTAL AUSTRALIA		12,667,312
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	70,600	12,424,299
BRAZIL - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	12,700	24,776,049
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	1,760,100	18,023,424
Capital Markets - 0.0%
Banco BTG Pactual SA unit	297,400	1,756,325
TOTAL FINANCIALS		19,779,749

Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	73,800	5,726,866
TOTAL BRAZIL		50,282,664
CANADA - 1.5%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	53,000	5,667,378
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ARC Resources Ltd	74,200	1,491,683
Cameco Corp (United States)	36,000	1,481,760
Canadian Natural Resources Ltd (e)	414,400	12,751,212
PrairieSky Royalty Ltd	43,700	788,030
		16,512,685
Financials - 0.5%
Banks - 0.1%
Royal Bank of Canada	298,094	33,578,428
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	321,300	15,566,985
Insurance - 0.3%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	17,600	25,437,048
Intact Financial Corp	231,000	47,195,240
		72,632,288
TOTAL FINANCIALS		121,777,701

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	70,300	7,051,090
Professional Services - 0.1%
Thomson Reuters Corp	65,965	11,383,266
TOTAL INDUSTRIALS		18,434,356

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (b)	97,100	7,659,770
Celestica Inc (United States) (b)	405,400	31,949,574
		39,609,344
IT Services - 0.2%
Shopify Inc Class A (b)	490,800	46,690,886
Software - 0.0%
Constellation Software Inc/Canada	500	1,583,465
TOTAL INFORMATION TECHNOLOGY		87,883,695

Materials - 0.4%
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd/CA	137,500	14,897,068
Alamos Gold Inc Class A	330,900	8,841,322
B2Gold Corp	1,075,300	3,056,167
Franco-Nevada Corp	167,055	26,273,971
G Mining Ventures Corp	149,900	1,955,195
Kinross Gold Corp	152,800	1,925,064
Lundin Gold Inc	484,500	15,002,481
Novagold Resources Inc (b)	136,016	396,975
Orla Mining Ltd (b)	2,777,400	25,939,513
		98,287,756
TOTAL CANADA		348,563,571
CHINA - 0.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	104,200	6,657,958
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	328,500	16,634,100
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	21,100	2,790,053
JD.com Inc ADR	37,600	1,546,112
		4,336,165
TOTAL CONSUMER DISCRETIONARY		20,970,265

Health Care - 0.1%
Biotechnology - 0.1%
Beigene Ltd ADR (b)	53,300	14,506,661
Zai Lab Ltd ADR (b)	128,300	4,636,762
		19,143,423
Industrials - 0.0%
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	138,800	1,772,476
TOTAL CHINA		48,544,122
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd Class A (b)	3,980,119	33,798,029
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	430,900	11,517,957
FRANCE - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	58,174	16,694,601
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	44,900	10,520,865
Birkenstock Holding Plc (b)	16,900	774,865

TOTAL GERMANY		11,295,730
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC	518,100	6,075,603
Financial Services - 0.0%
Circle Internet Financial LLC (c)	103,462	3,005,571
Circle Internet Financial LLC (c)	65,587	1,905,302
		4,910,873
TOTAL IRELAND		10,986,476
ISRAEL - 0.2%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	2,114,688	32,502,755
Information Technology - 0.1%
Software - 0.1%
Check Point Software Technologies Ltd (b)	54,984	12,531,953
TOTAL ISRAEL		45,034,708
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	66,000	2,796,420
JAPAN - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	58,800	1,615,139
Specialty Retail - 0.1%
Fast Retailing Co Ltd	28,700	8,543,743
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	341,500	7,242,387
TOTAL CONSUMER DISCRETIONARY		17,401,269

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Hitachi Ltd	120,200	2,822,224
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	717,700	12,325,491
TOTAL INDUSTRIALS		15,147,715

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	122,500	5,460,621
TOTAL JAPAN		38,009,605
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Hyundai Motor Co	141,650	19,114,227
Broadline Retail - 0.2%
Coupang Inc Class A (b)	1,515,395	33,232,613
TOTAL CONSUMER DISCRETIONARY		52,346,840

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	55,660	7,412,665
TOTAL KOREA (SOUTH)		59,759,505
NETHERLANDS - 0.4%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	711,012	19,633,177
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(f)(g)	1,000	1,532,796
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (b)	133,800	79,191,537
TOTAL NETHERLANDS		100,357,510
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	1,400,400	9,434,374
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Indutrade AB	46,600	1,284,168
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	391,335	17,187,434
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG	549,760	16,697,243
TOTAL SWITZERLAND		33,884,677
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,183,000	196,378,000
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	140,300	31,083,465
Flutter Entertainment PLC (United Kingdom) (b)	31,600	6,918,871
		38,002,336
Leisure Products - 0.0%
Games Workshop Group PLC	3,397	613,892
TOTAL CONSUMER DISCRETIONARY		38,616,228

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	89,800	2,845,762
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd Class D (b)(c)(d)	2,643,467	8,400,158
Capital Markets - 0.1%
London Stock Exchange Group PLC	92,300	13,709,068
Financial Services - 0.0%
Revolut Group Holdings Ltd (c)(d)	5,779	4,865,802
TOTAL FINANCIALS		26,975,028

Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC (b)	2,631,672	25,578,186
TOTAL UNITED KINGDOM		94,015,204
UNITED STATES - 91.1%
Communication Services - 18.5%
Entertainment - 3.2%
Liberty Media Corp-Liberty Formula One Class C (b)	462,627	41,641,056
Live Nation Entertainment Inc (b)	37,800	4,935,924
Netflix Inc (b)	595,399	555,227,429
ROBLOX Corp Class A (b)	142,600	8,312,154
Roku Inc Class A (b)	656,113	46,216,600
Spotify Technology SA (b)	43,300	23,816,299
Walt Disney Co/The	757,258	74,741,365
Warner Bros Discovery Inc (b)	303,100	3,252,263
		758,143,090
Interactive Media & Services - 14.5%
Alphabet Inc Class C	7,511,940	1,173,590,386
Epic Games Inc (b)(c)(d)	18,849	12,050,731
Meta Platforms Inc Class A	3,732,422	2,151,218,744
Pinterest Inc Class A (b)	462,700	14,343,700
Reddit Inc Class A	303,236	31,809,456
Reddit Inc Class B (b)	62,205	6,525,305
		3,389,538,322
Media - 0.7%
Charter Communications Inc Class A (b)	197,500	72,784,675
EchoStar Corp	3,554,022	90,911,883
Omnicom Group Inc	49,400	4,095,754
		167,792,312
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	76,500	20,403,315
TOTAL COMMUNICATION SERVICES		4,335,877,039

Consumer Discretionary - 8.8%
Automobiles - 0.3%
General Motors Co	57,900	2,723,037
Rad Power Bikes Inc (b)(c)(d)	401,674	40,167
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	384,164	92,200
Tesla Inc (b)	224,700	58,233,252
		61,088,656
Broadline Retail - 5.1%
Amazon.com Inc (b)	6,256,440	1,190,350,274
Ollie's Bargain Outlet Holdings Inc (b)	29,600	3,444,256
		1,193,794,530
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	105,561	32,780,913
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (b)	628,312	75,058,152
Booking Holdings Inc	7,500	34,551,825
Carnival Corp (b)	399,900	7,810,047
Cava Group Inc (b)	113,100	9,772,971
Chipotle Mexican Grill Inc (b)	1,610,000	80,838,100
DraftKings Inc Class A (b)	39,100	1,298,511
Dutch Bros Inc Class A (b)	65,000	4,013,100
Hilton Worldwide Holdings Inc	452,500	102,966,375
Royal Caribbean Cruises Ltd	34,600	7,108,224
Starbucks Corp	761,400	74,685,726
Viking Holdings Ltd	259,200	10,303,200
		408,406,231
Household Durables - 0.4%
Garmin Ltd	57,800	12,550,114
PulteGroup Inc	730,900	75,136,520
Somnigroup International Inc	24,400	1,461,072
		89,147,706
Specialty Retail - 1.1%
Abercrombie & Fitch Co Class A (b)	43,700	3,337,369
Dick's Sporting Goods Inc	40,729	8,209,337
Fanatics Inc Class A (b)(c)(d)	232,280	13,936,800
Gap Inc/The	155,824	3,211,533
Home Depot Inc/The	329,400	120,721,806
O'Reilly Automotive Inc (b)	28,000	40,112,240
TJX Cos Inc/The	585,454	71,308,297
Williams-Sonoma Inc	36,108	5,708,675
		266,546,057
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	22,454	2,510,582
Lululemon Athletica Inc (b)	7,000	1,981,419
Ralph Lauren Corp Class A	61,700	13,619,658
VF Corp	285,100	4,424,752
		22,536,411
TOTAL CONSUMER DISCRETIONARY		2,074,300,504

Consumer Staples - 2.4%
Beverages - 0.5%
Coca-Cola Co/The	605,200	43,344,424
Keurig Dr Pepper Inc	2,322,700	79,482,794
		122,827,218
Consumer Staples Distribution & Retail - 1.6%
Casey's General Stores Inc	103,400	44,879,736
Costco Wholesale Corp	336,301	318,066,760
Walmart Inc	188,300	16,530,857
		379,477,353
Food Products - 0.1%
Freshpet Inc (b)	158,000	13,140,860
Household Products - 0.0%
Procter & Gamble Co/The	8,900	1,516,738
Personal Care Products - 0.2%
BellRing Brands Inc (b)	7,100	528,666
elf Beauty Inc (b)(e)	729,600	45,811,584
Estee Lauder Cos Inc/The Class A	23,400	1,544,400
		47,884,650
TOTAL CONSUMER STAPLES		564,846,819

Energy - 1.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	204,700	8,996,565
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Inc	27,200	6,294,080
EOG Resources Inc	47,700	6,117,048
EQT Corp	32,100	1,715,103
Exxon Mobil Corp	1,175,600	139,814,108
Sable Offshore Corp (b)	519,473	13,179,030
Shell PLC ADR	969,200	71,022,976
		238,142,345
TOTAL ENERGY		247,138,910

Financials - 17.2%
Banks - 3.5%
Bank of America Corp	3,282,447	136,976,513
Citigroup Inc	664,900	47,201,251
East West Bancorp Inc	63,900	5,735,664
First Citizens BancShares Inc/NC Class A	4,800	8,899,776
JPMorgan Chase & Co	1,414,139	346,888,297
Wells Fargo & Co	3,798,900	272,723,031
		818,424,532
Capital Markets - 1.7%
Bank of New York Mellon Corp/The	1,246,624	104,554,355
Blackstone Inc	18,311	2,559,512
Blue Owl Capital Inc Class A	1,083,500	21,713,340
Charles Schwab Corp/The	251,100	19,656,108
Coinbase Global Inc Class A (b)	9,300	1,601,739
Goldman Sachs Group Inc/The	45,100	24,637,679
Interactive Brokers Group Inc Class A	41,400	6,855,426
KKR & Co Inc Class A	12,900	1,491,369
Moody's Corp	159,583	74,316,207
Morgan Stanley	536,200	62,558,454
MSCI Inc	9,128	5,161,884
Raymond James Financial Inc	30,100	4,181,191
Tradeweb Markets Inc Class A	427,800	63,511,188
		392,798,452
Consumer Finance - 0.9%
American Express Co	359,800	96,804,190
Capital One Financial Corp	208,200	37,330,260
Discover Financial Services	412,800	70,464,960
		204,599,410
Financial Services - 9.1%
Affirm Holdings Inc Class A (b)	102,800	4,645,532
Apollo Global Management Inc	627,500	85,929,850
Berkshire Hathaway Inc Class B (b)	2,380,188	1,267,640,525
Block Inc Class A (b)	1,156,900	62,854,377
Fiserv Inc (b)	316,900	69,981,027
Mastercard Inc Class A	519,300	284,638,716
Paymentus Holdings Inc Class A (b)	27,700	722,970
Shift4 Payments Inc Class A (b)	30,300	2,475,813
Toast Inc Class A (b)	1,360,000	45,111,200
Visa Inc Class A	895,317	313,772,796
		2,137,772,806
Insurance - 2.0%
American International Group Inc	232,111	20,179,730
Aon PLC	12,100	4,828,989
Arthur J Gallagher & Co	436,300	150,628,212
Chubb Ltd	202,800	61,243,572
Marsh & McLennan Cos Inc	404,867	98,799,694
Progressive Corp/The	340,700	96,421,507
The Travelers Companies, Inc.	153,900	40,700,394
Willis Towers Watson PLC	9,500	3,210,525
		476,012,623
TOTAL FINANCIALS		4,029,607,823

Health Care - 10.1%
Biotechnology - 2.3%
AbbVie Inc	111,900	23,445,288
Alnylam Pharmaceuticals Inc (b)	323,086	87,239,682
Apogee Therapeutics Inc (b)	44,600	1,666,256
Gilead Sciences Inc	414,400	46,433,520
Insmed Inc (b)	55,645	4,245,157
Legend Biotech Corp ADR (b)	387,900	13,161,447
Moderna Inc (b)	36,700	1,040,445
Recursion Pharmaceuticals Inc Class A (b)(e)	138,227	731,220
Regeneron Pharmaceuticals Inc	286,034	181,411,344
Soleno Therapeutics Inc (b)	20,200	1,443,290
United Therapeutics Corp (b)	107,547	33,153,514
Vertex Pharmaceuticals Inc (b)	304,915	147,828,890
		541,800,053
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	35,200	4,669,280
Alcon AG (United States)	152,100	14,438,853
Boston Scientific Corp (b)	3,002,800	302,922,464
Insulet Corp (b)	286,900	75,342,809
Intuitive Surgical Inc (b)	283,818	140,566,541
Penumbra Inc (b)	14,000	3,743,740
Stryker Corp	349,400	130,064,150
TransMedics Group Inc (b)	614,200	41,323,376
		713,071,213
Health Care Providers & Services - 1.0%
HCA Healthcare Inc	40,950	14,150,273
Tenet Healthcare Corp (b)	192,506	25,892,057
UnitedHealth Group Inc	362,840	190,037,450
		230,079,780
Health Care Technology - 0.2%
Doximity Inc Class A (b)	544,800	31,614,744
Veeva Systems Inc Class A (b)	40,900	9,473,666
		41,088,410
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific Inc	215,800	107,382,080
Veterinary Emergency Group (b)(c)(d)(h)	155,147	9,868,901
		117,250,981
Pharmaceuticals - 3.1%
Eli Lilly & Co	808,553	667,792,008
Intra-Cellular Therapies Inc (b)	153,230	20,214,102
Merck & Co Inc	309,500	27,780,720
		715,786,830
TOTAL HEALTH CARE		2,359,077,267

Industrials - 9.0%
Aerospace & Defense - 2.6%
Axon Enterprise Inc (b)	59,380	31,230,911
Boeing Co (b)	795,500	135,672,525
GE Aerospace	1,371,177	274,441,078
Howmet Aerospace Inc	484,400	62,841,212
Leonardo DRS Inc	113,397	3,728,493
Loar Holdings Inc (e)	25,011	1,767,027
Relativity Space Inc (b)(c)	4,371	4,939
Relativity Space Inc warrants (b)(c)(d)	147	160
Rocket Lab USA Inc Class A (b)(e)	154,500	2,762,460
Space Exploration Technologies Corp (b)(c)(d)	178,012	32,932,220
Space Exploration Technologies Corp Class C (b)(c)(d)	16,934	3,132,790
TransDigm Group Inc	23,500	32,507,315
		581,021,130
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	50,479	1,730,420
Building Products - 0.7%
AZEK Co Inc/The Class A (b)	1,177,600	57,572,864
Builders FirstSource Inc (b)	200,000	24,988,000
Tecnoglass Inc	590,000	42,214,500
Trane Technologies PLC	125,120	42,155,430
		166,930,794
Commercial Services & Supplies - 0.7%
Cintas Corp	114,000	23,430,420
Clean Harbors Inc (b)	35,644	7,025,432
Copart Inc (b)	732,400	41,446,516
GFL Environmental Inc Subordinate Voting Shares	862,500	41,661,078
GFL Environmental Inc Subordinate Voting Shares (United States) (e)	916,100	44,256,792
Republic Services Inc	65,400	15,837,264
		173,657,502
Construction & Engineering - 0.5%
EMCOR Group Inc	204,150	75,459,965
Quanta Services Inc	204,479	51,974,472
		127,434,437
Electrical Equipment - 0.9%
Eaton Corp PLC	155,176	42,181,492
GE Vernova Inc	585,119	178,625,128
		220,806,620
Ground Transportation - 0.4%
Uber Technologies Inc (b)	1,155,000	84,153,300
Industrial Conglomerates - 0.2%
3M Co	284,400	41,766,984
Machinery - 2.0%
Allison Transmission Holdings Inc	500,600	47,892,402
Deere & Co	293,400	137,707,290
PACCAR Inc	636,395	61,965,781
Parker-Hannifin Corp	218,800	132,997,580
RBC Bearings Inc (b)	14,100	4,536,957
Westinghouse Air Brake Technologies Corp	478,500	86,775,975
		471,875,985
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	162,000	7,973,640
Delta Air Lines Inc	27,700	1,207,720
United Airlines Holdings Inc (b)	231,500	15,985,075
		25,166,435
Professional Services - 0.7%
Dayforce Inc (b)	49,100	2,864,003
Equifax Inc	283,400	69,024,904
Paycom Software Inc	281,654	61,535,766
UL Solutions Inc Class A	81,900	4,619,160
Verisk Analytics Inc	84,000	25,000,080
		163,043,913
Trading Companies & Distributors - 0.2%
WW Grainger Inc	48,900	48,304,887
TOTAL INDUSTRIALS		2,105,892,407

Information Technology - 22.0%
Communications Equipment - 0.4%
Arista Networks Inc	914,896	70,886,142
Motorola Solutions Inc	67,000	29,333,270
		100,219,412
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp Class A	4,793,670	314,416,815
IT Services - 0.2%
Cloudflare Inc Class A (b)	154,800	17,444,412
GoDaddy Inc Class A (b)	19,056	3,432,748
IBM Corporation	12,500	3,108,250
Kyndryl Holdings Inc (b)	212,800	6,681,920
Okta Inc Class A (b)	27,000	2,840,940
Twilio Inc Class A (b)	10,158	994,570
X Holdings Corp Class A (b)(c)(d)	55,300	5,612,950
		40,115,790
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices Inc (b)	85,773	8,812,318
ARM Holdings PLC ADR (b)(e)	71,900	7,678,201
Astera Labs Inc (b)	103,300	6,163,911
Broadcom Inc	1,404,000	235,071,720
KLA Corp	2,100	1,427,580
Lam Research Corp	873,500	63,503,450
Marvell Technology Inc	614,900	37,859,393
Micron Technology Inc	1,106,300	96,126,407
Monolithic Power Systems Inc	49,100	28,477,018
NVIDIA Corp	16,709,900	1,811,018,962
		2,296,138,960
Software - 7.2%
Appfolio Inc Class A (b)	128,800	28,323,120
Applied Intuition Inc Class A (c)(d)	14,726	2,008,479
AppLovin Corp Class A (b)	109,200	28,934,724
Atlassian Corp Class A (b)	7,147	1,516,665
Cadence Design Systems Inc (b)	344,021	87,494,861
Clear Secure Inc Class A (e)	148,747	3,854,035
Coreweave Inc Class A	223,300	8,279,964
Coreweave Inc Class A (i)	235,740	8,741,239
CyberArk Software Ltd (b)	64,457	21,786,466
Docusign Inc (b)	129,800	10,565,720
Figma Inc Class A (c)(d)	166,194	4,173,131
Fortinet Inc (b)	292,300	28,136,798
Klaviyo Inc Class A (b)	648	19,608
Microsoft Corp	3,180,300	1,193,852,818
Monday.com Ltd (b)	258,900	62,954,124
OpenAI Global LLC rights (b)(c)(d)	12,537,443	18,304,667
Palo Alto Networks Inc (b)	43,900	7,491,096
Roper Technologies Inc	2,800	1,650,824
Rubrik Inc Class A (b)	83,571	5,096,160
Salesforce Inc	938	251,722
Samsara Inc Class A (b)	1,083,868	41,544,660
Servicenow Inc (b)	39,802	31,687,964
ServiceTitan Inc Class A (b)(e)	4,100	389,951
Stripe Inc Class B (b)(c)(d)	74,500	2,514,375
Synopsys Inc (b)	68,200	29,247,570
Tanium Inc Class B (b)(c)(d)	350,002	3,185,018
Zoom Communications Inc Class A (b)	848,444	62,589,714
		1,694,595,473
Technology Hardware, Storage & Peripherals - 3.1%
Apple Inc	3,227,100	716,835,723
Dell Technologies Inc Class C	28,227	2,572,891
		719,408,614
TOTAL INFORMATION TECHNOLOGY		5,164,895,064

Materials - 0.4%
Chemicals - 0.1%
Ecolab Inc	23,200	5,881,664
Sherwin-Williams Co/The	27,335	9,545,109
		15,426,773
Construction Materials - 0.2%
CRH PLC	93,400	8,216,398
Eagle Materials Inc	144,500	32,068,885
		40,285,283
Containers & Packaging - 0.0%
International Paper Co	215,300	11,486,255
Silgan Holdings Inc	14,651	748,959
		12,235,214
Metals & Mining - 0.1%
Carpenter Technology Corp	24,100	4,366,438
Freeport-McMoRan Inc	199,972	7,570,940
Ivanhoe Electric Inc / US (b)	500,278	2,906,615
Ivanhoe Electric Inc / US warrants (b)	176,200	131,330
MP Materials Corp (b)(e)	555,900	13,569,519
Steel Dynamics Inc	10,331	1,292,201
		29,837,043
TOTAL MATERIALS		97,784,313

Real Estate - 0.8%
Health Care REITs - 0.4%
Welltower Inc	481,000	73,694,010
Office REITs - 0.2%
Kilroy Realty Corp	1,595,800	52,278,408
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	52,000	6,800,560
Specialized REITs - 0.2%
American Tower Corp	254,000	55,270,400
TOTAL REAL ESTATE		188,043,378

Utilities - 0.8%
Electric Utilities - 0.4%
American Electric Power Co Inc	28,500	3,114,195
Constellation Energy Corp	372,055	75,017,450
NRG Energy Inc	138,900	13,259,394
		91,391,039
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp	781,967	91,834,204
TOTAL UTILITIES		183,225,243

TOTAL UNITED STATES		21,350,688,767
TOTAL COMMON STOCKS (Cost $10,696,503,826)		22,488,417,699

Convertible Preferred Stocks - 1.1%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	60,761	14,840,267
UNITED STATES - 1.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	52,367	5,236
Rad Power Bikes Inc Series C (b)(c)(d)	206,059	57,697
Rad Power Bikes Inc Series D (b)(c)(d)	277,030	127,434
Waymo LLC Series C2 (c)(d)	115,088	8,869,832
		9,060,199
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	2,500	607,925
TOTAL CONSUMER DISCRETIONARY		9,668,124

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	5,376	172,408
GoBrands Inc Series H (b)(c)(d)	6,820	280,643
		453,051
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	62,943	4,686,736
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	515,200	1,334,368
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	229,170	2,271,075
Lyra Health Inc Series F (b)(c)(d)	6,800	67,388
Somatus Inc Series E (b)(c)(d)	1,539	1,512,560
		3,851,023
TOTAL HEALTH CARE		5,185,391

Industrials - 0.9%
Aerospace & Defense - 0.9%
Space Exploration Technologies Corp Series G (b)(c)(d)	7,336	13,571,600
Space Exploration Technologies Corp Series J (b)(c)(d)	49,518	91,608,301
Space Exploration Technologies Corp Series N (b)(c)(d)	39,568	73,200,800
		178,380,701
Air Freight & Logistics - 0.0%
Zipline International Inc Series E (b)(c)(d)	132,331	4,536,307
Zipline International Inc Series F (b)(c)(d)	90,550	3,104,054
Zipline International Inc Series G (c)(d)	80,131	2,746,890
		10,387,251
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	26,772	3,038,890
Beta Technologies Inc Series C, 6% (c)(d)	27,089	2,640,906
		5,679,796
TOTAL INDUSTRIALS		194,447,748

Information Technology - 0.1%
Software - 0.1%
Anthropic PBC Series E (c)(d)	20,500	1,149,844
Applied Intuition Inc Series A2 (c)(d)	19,169	2,614,460
Applied Intuition Inc Series B2 (c)(d)	9,243	1,260,653
MOLOCO Inc Series A (b)(c)(d)	44,901	2,960,323
Nuro Inc/CA Series C (b)(c)(d)	305,791	3,599,160
Nuro Inc/CA Series D (b)(c)(d)	63,961	864,753
Stripe Inc Series H (b)(c)(d)	30,400	1,026,000
Stripe Inc Series I (b)(c)(d)	203,647	6,873,086
xAI Corp Series C (c)(d)	354,485	10,687,723
		31,036,002
TOTAL UNITED STATES		245,477,052
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $132,156,550)		260,317,319

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d) (Cost $384,164)	384,164	373,407

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	642,430,738	642,559,224
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	99,558,971	99,568,927
TOTAL MONEY MARKET FUNDS (Cost $742,123,243)			742,128,151

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $11,571,167,783)	23,491,236,576
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(18,321,057)
NET ASSETS - 100.0%	23,472,915,519

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $396,206,604 or 1.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,532,796 or 0.0% of net assets.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,532,796 or 0.0% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $8,741,239 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series E	2/14/25	1,149,773

Applied Intuition Inc Class A	7/02/24	879,067

Applied Intuition Inc Series A2	7/02/24	1,144,292

Applied Intuition Inc Series B2	7/02/24	551,760

Beta Technologies Inc Series B, 6%	4/04/22	2,762,067

Beta Technologies Inc Series C, 6%	10/24/24	3,100,878

ByteDance Ltd Series E1	11/18/20	6,657,837

Canva Inc Class A	3/18/24	10,425,546

Discord Inc Series I	9/15/21	1,376,561

ElevateBio LLC Series C	3/09/21	2,161,264

Epic Games Inc	7/13/20 - 7/30/20	10,838,175

Fanatics Inc Class A	8/13/20 - 12/15/21	7,999,411

Figma Inc Class A	5/15/24	3,854,537

GoBrands Inc Series G	3/02/21	1,342,480

GoBrands Inc Series H	7/22/21	2,649,506

Lyra Health Inc Series E	1/14/21	2,098,418

Lyra Health Inc Series F	6/04/21	106,790

MOLOCO Inc Series A	6/26/23	2,694,060

Nuro Inc/CA Series C	10/30/20	3,991,979

Nuro Inc/CA Series D	10/29/21	1,333,313

OpenAI Global LLC rights	9/30/24	12,537,443

Rad Power Bikes Inc	1/21/21	1,937,611

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	384,164

Rad Power Bikes Inc Series A	1/21/21	252,610

Rad Power Bikes Inc Series C	1/21/21	993,996

Rad Power Bikes Inc Series D	9/17/21	2,655,000

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc warrants	11/14/23	0

Revolut Group Holdings Ltd	12/27/24	5,026,306

Somatus Inc Series E	1/31/22	1,342,985

Space Exploration Technologies Corp	2/16/21 - 7/01/24	10,252,748

Space Exploration Technologies Corp Class C	7/01/24	1,896,608

Space Exploration Technologies Corp Series G	9/07/23	5,942,160

Space Exploration Technologies Corp Series J	9/07/23	40,109,580

Space Exploration Technologies Corp Series N	8/04/20	10,683,360

Starling Bank Ltd Class D	6/18/21 - 4/05/22	5,186,912

Stripe Inc Class B	5/18/21	2,989,564

Stripe Inc Series H	3/15/21	1,219,800

Stripe Inc Series I	3/20/23 - 5/12/23	4,100,257

Tanium Inc Class B	9/18/20	3,988,343

Tenstorrent Holdings Inc Series C1	4/23/21	3,742,265

Veterinary Emergency Group	9/16/21 - 11/13/23	5,922,929

Waymo LLC Series C2	10/18/24	9,000,031

X Holdings Corp Class A	10/25/22	5,530,000

xAI Corp Series C	11/22/24	7,674,600

Zipline International Inc	10/12/21	1,817,244

Zipline International Inc Series E	12/21/20	4,317,881

Zipline International Inc Series F	4/11/23	3,639,847

Zipline International Inc Series G	6/07/24	3,361,199

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Coreweave Inc Class A	2025-09-24

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	424,970,696	1,691,490,700	1,473,902,172	5,753,794	-	-	642,559,224	642,430,738	1.1%
Fidelity Securities Lending Cash Central Fund	20,299,900	258,980,135	179,711,108	8,150	-	-	99,568,927	99,558,971	0.3%
Total	445,270,596	1,950,470,835	1,653,613,280	5,761,944	-	-	742,128,151

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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